Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Main Investments
a)	The following table presents non-material individual investments of ITAÚ UNIBANCO HOLDING:

	12/31/2019	01/01 to 12/31/2019
	Investment	Equity in earnings	Other comprehensive income	Total Income
Associates (a)	14,870	1,380	1	1,381
Joint ventures (b)	227	(65)	—	(65)

Total	15,097	1,315	1	1,316

	12/31/2018	01/01 to 12/31/2018			01/01 to 12/31/2017
	Investment	Equity in earnings	Other comprehensive income	Total Income	Equity in earnings
Associates (a)	11,802	798	—	798	578
Joint ventures (b)	217	(51)	—	(51)	(28)

Total	12,019	747	—	747	550

(a)
At 12/31/2019, this includes interest in total capital and voting capital of the following companies: XP Inc. (46.05% total capital and 32.49% voting capital; resulting from the corporate reorganization of XP Investimentos which ownership interest was of 49.90% total capital and 30.06% voting capital at 12/31/2018); Pravaler S.A. (52.67% total capital and 42.49% voting capital); Porto Seguro Itaú Unibanco Participações S.A. (42.93% total and voting capital; 42.93% at 12/31/2018); BSF Holding S.A. (49% total and voting capital; 49% at 12/31/2018);
IRB-Brasil
Resseguros S.A. (11.20% total and voting capital; 11.20% at 12/31/2018); Gestora de Inteligência de Crédito S.A (20% total and voting capital; 20% at 12/31/2018), Compañia Uruguaya de Medios de Procesamiento S.A. (31.93% total and voting capital; 32.37% at 12/31/2018); Rias Redbanc S.A. (25% total and voting capital; 25% at 12/31/2018); Kinea Private Equity Investimentos S.A. (80% total capital and 49% voting capital; 80% total capital and 49% voting capital at 12/31/2018) and Tecnologia Bancária S.A. (28.95% total and voting capital; and 28.95% at 12/31/2018).

(b)
At 12/31/2019, this includes interest in total and voting capital of the following companies: Olímpia Promoção e Serviços S.A. (50% total and voting capital; 50% at 12/31/2018); ConectCar Soluções de Mobilidade Eletrônica S.A. (50% total and voting capital; 50% at 12/31/2018) and includes result not arising from controlled companie’s net income.